UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Equity: Other - 48.8%
Diversified/Specialty - 41.0%
Alexandria Real Estate Equities, Inc. (a)	19,300	$771,228
British Land Co. PLC (a)	161,000	1,047,442
Canadian Real Estate Investment Trust (a)	87,572	1,420,068
Dexus Property Group	2,078,382	909,714
Digital Realty Trust, Inc. (a)	48,400	1,446,676
Entertainment Properties Trust (a)	60,700	905,037
Henderson Land Development Co., Ltd. (a)	490,000	1,626,856
Kerry Properties Ltd. (a)	735,980	1,372,676
Land Securities Group PLC (a)	163,173	1,274,257
Lend Lease Corp. Ltd.	511,785	1,730,744
Mitsubishi Estate Co., Ltd. (a)	224,000	2,257,243
Mitsui Fudosan Co., Ltd. (a)	240,000	2,411,022
Morguard Real Estate Investment Trust (a)	82,500	573,907
New World Development Co., Ltd. (a)	1,830,990	1,634,235
Rayonier, Inc. (a)	24,100	641,060
Sun Hung Kai Properties Ltd. (a)	472,000	3,660,925
Unibail-Rodamco (a)	42,571	5,344,328
Vornado Realty Trust (a)	35,800	1,171,734
Wereldhave NV (a)	15,300	1,027,788

		31,226,940

Health Care - 6.4%
HCP, Inc. (a)	37,307	681,599
Health Care REIT, Inc. (a)	33,850	1,041,564
Nationwide Health Properties, Inc. (a)	38,400	777,984
Omega Healthcare Investors, Inc. (a)	66,700	875,771
Ventas, Inc. (a)	70,696	1,524,913

		4,901,831

Triple Net - 1.4%
Macquarie Infrastructure Group	210,000	135,743
National Retail Properties, Inc. (a)	65,300	938,361

		1,074,104

		37,202,875

Retail - 24.7%
Regional Mall - 7.5%
Macerich Co.	28,900	330,038
Multiplan Empreendimentos Imobiliarios SA (b)	104,000	652,338
Simon Property Group, Inc. (a)	63,200	2,091,920
Taubman Centers, Inc. (a)	21,000	328,650
Westfield Group	348,714	2,338,463

		5,741,409

Shopping Center/Other Retail - 17.2%
CapitaMall Trust (a)	1,220,000	1,109,791
Citycon Oyj (a)	163,828	330,682
Corio NV (a)	22,400	880,089
Eurocommercial Properties NV (a)	35,800	954,728
Federal Realty Investment Trust (a)	4,700	193,311
First Capital Realty, Inc. (a)	33,700	401,582
Kimco Realty Corp. (a)	57,000	504,450
Klepierre (a)	108,888	2,202,574
The Link REIT (a)	1,257,500	2,386,735
Macquarie CountryWide Trust	832,387	62,462
Mercialys SA (a)	22,100	719,901
Primaris Retail Real Estate Investment Trust (a)	96,741	710,994
Regency Centers Corp. (a)	13,600	366,928
RioCan Real Estate Investment Trust (Toronto) (a)	82,649	824,411
Tanger Factory Outlet Centers (a)	47,752	1,317,955
Weingarten Realty Investors	14,200	160,318

		13,126,911

		18,868,320

Office - 14.8%
Office - 14.8%
Brookfield Properties Corp. (a)	59,399	294,025
Castellum AB (a)	97,400	601,298
Cominar Real Estate Investment Trust (a)	73,468	765,172
Corporate Office Properties Trust (a)	30,400	760,000
Douglas Emmett, Inc.	67,900	510,608
Dundee Real Estate Investment Trust (a)	22,101	238,869
Highwoods Properties, Inc. (a)	21,500	406,135
Hufvudstaden AB-Class A	71,000	378,624
ING Office Fund	1,519,480	248,229
Japan Real Estate Investment Corp.-Class A (a)	236	1,756,936
Mack-Cali Realty Corp.	31,200	532,896
Nippon Building Fund, Inc.-Class A (a)	165	1,334,487
Nomura Real Estate Office Fund, Inc.-Class A (a)	176	888,437
NTT Urban Development Corp. (a)	3,605	2,531,229

		11,246,945

Residential - 5.8%
Multi-Family - 5.3%
Boardwalk Real Estate Investment Trust (a)	29,058	583,124
Camden Property Trust	13,400	251,786
China Overseas Land & Investment Ltd.	570,000	744,456
Equity Residential (a)	27,200	478,720
Essex Property Trust, Inc. (a)	4,900	266,560
Home Properties, Inc. (a)	24,738	656,547
Mid-America Apartment Communities, Inc. (a)	22,600	584,210
UDR, Inc. (a)	56,633	447,967

		4,013,370

Self Storage - 0.5%
Public Storage (a)	7,300	405,004

		4,418,374

Lodging - 2.7%
Lodging - 2.7%
DiamondRock Hospitality Co. (a)	118,370	365,763
Fonciere Des Murs (a)	38,000	471,057
Host Hotels & Resorts, Inc. (a)	113,331	419,325
LaSalle Hotel Properties	43,600	231,952
Starwood Hotels & Resorts Worldwide, Inc. (a)	17,200	199,348
Sunstone Hotel Investors, Inc. (a)	160,435	351,352

		2,038,797

Industrials - 2.3%
Industrial Warehouse Distribution - 2.3%
Ascendas Real Estate Investment Trust (a)	1,722,000	1,379,254
ProLogis (a)	70,400	407,616

		1,786,870

Total Common Stocks (cost $158,344,832)		75,562,181

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $900,560)	900,560	900,560

Total Investments - 100.3% (cost $159,245,392)(d)		76,462,741
Other assets less liabilities -(0.3)%		(228,485)

Net Assets - 100.0%		$76,234,256

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	1,842	$1,241,048	$1,176,480	$(64,568)
British Pound settling 3/16/09	1,028	1,486,539	1,471,500	(15,039)
Canadian Dollar settling 3/16/09	1,522	1,204,590	1,196,450	(8,140)
Euro settling 3/16/09	1,262	1,733,104	1,599,670	-133,434
Euro settling 3/16/09	1,000	1,363,300	1,267,567	(95,733)
Japanese Yen settling 3/16/09	193,181	2,007,701	1,980,031	(27,670)
Japanese Yen settling 3/16/09	195,446	2,174,764	2,003,246	(171,518)
New Zealand Dollar settling 3/16/09	2,588	1,408,648	1,294,167	(114,481)
New Zealand Dollar settling 3/16/09	2,895	1,620,042	1,447,688	(172,354)
Norwegian Krone settling 3/16/09	15,977	2,280,799	2,272,644	(8,155)
Swedish Krona settling 3/16/09	8,084	1,005,160	897,716	(107,444)
Swedish Krona settling 3/16/09	6,177	749,973	685,947	(64,026)
Sale Contracts:
British Pound settling 3/16/09	1,028	1,543,336	1,471,500	71,836
Canadian Dollar settling 3/16/09	7,549	6,090,359	5,934,301	156,058
Canadian Dollar settling 3/16/09	614	515,187	482,668	32,519
Euro settling 3/16/09	2,018	2,547,927	2,557,951	(10,024)
Euro settling 3/16/09	823	1,029,244	1,043,208	(13,964)
Euro settling 3/16/09	2,474	3,248,609	3,135,962	112,647
Euro settling 6/15/09	755	978,563	956,830	21,733
Hong Kong Dollar settling 3/16/09	17,578	2,268,422	2,266,921	1,501
Japanese Yen settling 3/16/09	95,517	1,040,830	979,012	61,818
Swedish Krona settling 3/16/09	6,177	778,322	685,946	92,376
Swedish Krona settling 3/16/09	8,084	1,018,611	897,716	120,895
Swedish Krona settling 6/15/09	3,800	455,663	422,580	33,083

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $64,192,832.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

(d)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,355,956 and gross unrealized depreciation of investments was $(84,138,607), resulting in net unrealized depreciation of ($82,782,651).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown *

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

February 28, 2009 (unaudited)

Summary

33.5%	United States
13.2%	Japan
12.2%	Hong Kong
10.4%	France
7.7%	Canada
7.1%	Australia
3.6%	Netherlands
2.6%	Singapore
2.4%	United Kingdom
1.4%	Brazil
1.3%	China
1.3%	Sweden
0.5%	Finland
2.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 28, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$30,710,336		$	– 0	–
Level 2	45,752,405	+		(302,084)
Level 3	– 0	–		– 0	–

Total	$76,462,741			$(302,084)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	April 24, 2009